Consolidated Statement of Changes in Stockholders Equity (Unaudited) - USD ($)	Total	Series D Preferred Stock	Series E Preferred Stock	Series F Preferred Stock	Common Stock	Common stock to be issued	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2021			86,000		971,095	39,196
Balance, amount at Dec. 31, 2021	$ 16,090,225	$ 0	$ 9	$ 0	$ 97	$ 4	$ 66,949,755	$ (50,859,640)
Stock based compensation - Options and Warrants	3,053,180	0	0	0	0	0	3,053,180	0
Stock based compensation - RSUs	815,478	0	0	0	$ 0	0	815,478	0
Common stock issued for the exchange of warrants, shares					7,515
Common stock issued for the exchange of warrants, amount	152,244	0	0	0	$ 1	0	152,243	0
Common stock issued for restricted stock units, shares					11,467
Common stock issued for restricted stock units, amount	0	0	0	0	$ 1	0	(1)	0
Anti-dilution adjustment to warrants	0	0	0	0	0	0	1,921,213	(1,921,213)
Issuance of warrants to purchase to common stock	1,032,842	0	0	0	$ 0	0	1,032,842	0
Issuance of earn-out shares, shares					91,644
Issuance of earn-out shares, amount	0	0	0	0	$ 9	0	(9)	0
Shares issued for acquisition, shares					3,463
Shares issued for acquisition, amount	409,036				$ 1	0	409,035
Net loss	$ (16,474,688)	0	0	0	0	0	0	(16,474,688)
Issuance of common stock, net of equity issuance costs of $250,490, shares	409,036
Balance, amount at Dec. 31, 2022	$ 5,078,317	0	$ 9	0	$ 109	$ 4	74,333,736	(69,255,541)
Balance, shares at Dec. 31, 2022			86,000		1,085,184	39,196
Stock based compensation - RSUs	152,143						152,143
Stock based compensation - Options	390,806						390,806
Anti-dilution adjustment to warrants							503,643	(503,643)
Common stock issued for restricted stock units, shares					7,387
Common stock issued for restricted stock units, amount					$ 1		(1)
Common stock issued upon exercise of warrants, shares					54,768
Common stock issued upon exercise of warrants, amount	315,178				$ 5		315,173
Net loss	(3,315,769)							(3,315,769)
Balance, amount at Mar. 31, 2023	2,620,675		$ 9		$ 115	$ 4	75,695,500	(73,074,953)
Balance, shares at Mar. 31, 2023			86,000		1,147,339	39,196
Balance, shares at Dec. 31, 2022			86,000		1,085,184	39,196
Balance, amount at Dec. 31, 2022	5,078,317	0	$ 9	0	$ 109	$ 4	74,333,736	(69,255,541)
Net loss	(5,326,724)
Balance, amount at Sep. 30, 2023	1,878,740		$ 9		$ 143	$ 0	76,964,496	(75,085,908)
Balance, shares at Sep. 30, 2023			86,000		1,433,903
Balance, shares at Dec. 31, 2022			86,000		1,085,184	39,196
Balance, amount at Dec. 31, 2022	5,078,317	0	$ 9	0	$ 109	$ 4	74,333,736	(69,255,541)
Stock based compensation - Options and Warrants	1,338,760	0	0	0	0	0	1,338,760	0
Stock based compensation - RSUs	152,143	0	0	0	$ 0	0	152,143	0
Common stock issued for restricted stock units, shares					7,387
Common stock issued for restricted stock units, amount	0	0	0	0	$ 1	0	(1)	0
Anti-dilution adjustment to warrants	0	0	0	0	$ 0	0		(503,643)
Common stock issued upon exercise of warrants, shares					54,768
Common stock issued upon exercise of warrants, amount	315,178	0	0	0	$ 5	0	315,173	0
Net loss	(6,659,899)	0	0	0	$ 0	$ 0	0	(6,659,899)
Common stock issued for the exchange of warrants, shares					38,804	(39,196)
Common stock issued for the exchange of warrants, amount	0	0	0	0	$ 4	$ (4)	0	0
Issuance of common stock, net of equity issuance costs of $250,490, shares					130,000
Issuance of common stock, net of equity issuance costs of $250,490, amount	785,509				$ 13		785,496
Recapitalization	(80,000)	0	0	0	$ 0	0	(80,000)	0
Effect of the August 2023 reverse stock split on common stock, shares					25,537
Effect of the August 2023 reverse stock split on common stock, amount	0	0	0	0	$ 2	0	(2)	0
Common stock issued upon exercise of pre-funded warrants, shares					92,223
Common stock issued upon exercise of pre-funded warrants, amount	0	0	0	0	$ 9	0	(9)	0
Balance, amount at Dec. 31, 2023	930,008	0	$ 9	0	$ 143	$ 0	77,348,939	(76,419,083)
Balance, shares at Dec. 31, 2023			86,000		1,433,903
Balance, shares at Mar. 31, 2023			86,000		1,147,339	39,196
Balance, amount at Mar. 31, 2023	2,620,675		$ 9		$ 115	$ 4	75,695,500	(73,074,953)
Common stock issued for the exchange of warrants, shares					38,804	(39,196)
Common stock issued for the exchange of warrants, amount					$ 4	$ (4)
Stock based compensation - Options	219,560						219,560
Net loss	(980,273)							(980,273)
Balance, amount at Jun. 30, 2023	1,859,962		$ 9		$ 119	0	75,915,060	(74,055,226)
Balance, shares at Jun. 30, 2023			86,000		1,186,143
Stock based compensation - Options	343,951						343,951
Net loss	(1,030,682)							(1,030,682)
Net loss	(1,030,682)
Issuance of common stock, net of equity issuance costs of $250,490, shares					130,000
Issuance of common stock, net of equity issuance costs of $250,490, amount	785,509				$ 13		785,496
Recapitalization	(80,000)						(80,000)
Effect of the August 2023 reverse stock split on common stock, shares					25,537
Effect of the August 2023 reverse stock split on common stock, amount					$ 2		(2)
Common stock issued upon exercise of pre-funded warrants, shares					92,223
Common stock issued upon exercise of pre-funded warrants, amount					$ 9		(9)
Balance, amount at Sep. 30, 2023	1,878,740		$ 9		$ 143	0	76,964,496	(75,085,908)
Balance, shares at Sep. 30, 2023			86,000		1,433,903
Balance, shares at Dec. 31, 2023			86,000		1,433,903
Balance, amount at Dec. 31, 2023	930,008	0	$ 9	0	$ 143	0	77,348,939	(76,419,083)
Stock based compensation - Options	44,247						44,247
Common stock issued upon exercise of warrants, shares					213,186
Common stock issued upon exercise of warrants, amount	592,057				$ 21		592,036
Net loss	(778,427)							(778,427)
Common stock issued for services, shares					180,000
Common stock issued for services, amount	255,600				$ 18		255,582
Conversion of Preferred stock, Series E, to Common stock, shares			(86,000)		28,667
Conversion of Preferred stock, Series E, to Common stock, amount			$ (9)		$ 3		6
Common stock issued in connection with purchase of intangible assets, shares					392,155
Common stock issued in connection with purchase of intangible assets, amount	647,055				$ 39		647,016
Warrants issued in connection with purchase of intangible assets	480,358						480,358
Issuance of common stock upon conversion of promissory note, shares					168,414
Issuance of common stock upon conversion of promissory note, amount	273,673				$ 17		273,656
Issuance of common stock upon conversion of promissory notes, shares					286,001
Issuance of common stock upon conversion of promissory notes, amount	523,380				$ 29		523,351
Balance, amount at Mar. 31, 2024	2,967,951				$ 270		80,165,191	(77,197,510)
Balance, shares at Mar. 31, 2024					2,702,326
Balance, shares at Dec. 31, 2023			86,000		1,433,903
Balance, amount at Dec. 31, 2023	930,008	$ 0	$ 9	$ 0	$ 143	0	77,348,939	(76,419,083)
Net loss	(15,103,722)
Balance, amount at Sep. 30, 2024	6,832,226				$ 1,218	$ 136	98,353,677	(91,522,805)
Balance, shares at Sep. 30, 2024					12,184,109	1,359,391
Balance, shares at Mar. 31, 2024					2,702,326
Balance, amount at Mar. 31, 2024	2,967,951				$ 270		80,165,191	(77,197,510)
Stock based compensation - Options	27,967						27,967
Net loss	(1,015,272)							(1,015,272)
Proceeds from sale of common stock in offering, shares					481,000
Proceeds from sale of common stock in offering, amount	481,000				$ 48		480,952
Issuance of common stock upon settlement of consulting agreement, shares					89,256
Issuance of common stock upon settlement of consulting agreement, amount	152,629				$ 9		152,620
Balance, amount at Jun. 30, 2024	2,614,275				$ 327		80,826,730	(78,212,782)
Balance, shares at Jun. 30, 2024					3,272,582
Stock based compensation - Options	27,954						27,954
Net loss	(13,310,023)							(13,310,023)
Net loss	(13,310,023)
Stock based compensation - Stock, shares					530,374
Stock based compensation - Stock, amount	1,111,898				$ 53		1,111,845
Issuance of common stock upon settlement of debt, shares					4,859,178	1,219,391
Issuance of common stock upon settlement of debt, amount	11,029,647				$ 486	$ 122	11,029,039
Proceeds from sale of common stock, shares					1,749,975
Proceeds from sale of common stock, amount	1,749,975				$ 175		1,749,800
Issuance of common stock for services, shares					1,772,000	140,000
Issuance of common stock for services, amount	3,608,500				$ 177	$ 14	3,608,309
Balance, amount at Sep. 30, 2024	$ 6,832,226				$ 1,218	$ 136	$ 98,353,677	$ (91,522,805)
Balance, shares at Sep. 30, 2024					12,184,109	1,359,391